RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 23	$ 1,322
Melco's subsidiary and its associated company [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	20	1,312
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 3	$ 10